Derivative Warrant Liabilities	3 Months Ended
Jan. 31, 2026
Derivative Warrant Liabilities [Abstract]
Derivative warrant liabilities
5.	Derivative warrant liabilities

a.	On April 6, 2023, the Company issued 4,505,718 warrants in connection with its April 2023 Public Offering (“April 2023 Warrants”). The warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“April 2023 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and are revalued at the end of each reporting period. The number of warrants does not change, however, the number of warrant shares issued may change, subject to the adjustment noted above.

On November 14, 2025, 126,370 April 2023 Warrants were exercised for 13,048 common shares.

b.	On September 18, 2023, the Company issued 7,500,000 warrants in connection with its September 2023 Public Offering (“September 2023 Warrants”). The warrants include a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“September 2023 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and are revalued at the end of each reporting period. The number of warrants does not change, however, the number of warrant shares issued may change, subject to the adjustment noted above.

c.	On January 16, 2024, the Company issued 1,500,000 warrants with an exercise price of $64.0 per warrant in connection with its January 2024 Public Offering (“January 2024 Warrants”). Each warrant includes a cashless exercise provision and repricing adjustments for offerings at a price lower than the existing exercise price of the warrants, stock splits, reclassifications, subdivisions, and other similar transactions (“January 2024 Warrant Adjustments”) and therefore, these warrants were recorded at their fair value as a derivative liability at the time of the grant and are revalued at the end of each reporting period.

On November 14, 2025, 264,925 January 2024 Warrants were exercised into 59,322 common shares.

d.	On December 15, 2025, following the Reverse Split of the Company, the exercise prices of the April 2023 Warrants, the September 2023 Warrants and the January 2024 Warrants were reduced to $2.5607. For further details of the ratio of warrant shares issuable and outstanding in relation to the April 2023 Warrants, the September 2023 Warrants and the January 2024 Warrants, see detailed table in note 8. See also note 15(c) for details of further price changes after January 31, 2026.

e.	During the three months ended January 31, 2026, the Company recorded a gain on the revaluation of the total derivative warrant liabilities of $365,926, in the Condensed Interim Consolidated Statements of Operations and Comprehensive Loss.

f.	The binomial model was used to measure the derivative warrant liability with the following assumptions:

January 31, 2026
Share Price	$2.17
Exercise Price	$2.5607
Expected life	2.18 – 2.96 years
Risk-free interest rate	3.54 – 3.67%
Dividend yield	0.00%
Expected volatility	112.20 – 139.89%

f.	The following table presents the changes in the derivative warrant liability during the period:

Balance as of October 31, 2024	$3,519,702
Exercise of warrants	(21,921)
Change in fair value of warrants	(1,128,586)
Balance as of October 31, 2025	$2,369,195
Exercise of warrants	(246,637)
Change in fair value of warrants	(365,926)
Balance as of January 31, 2026	$1,756,632